1
The Gabelli Equity Income Fund
Schedule of Investments — June 30, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.3%
Aerospace and Defense  — 2.9%
1,500 Ducommun Inc.† ....................................... $ 277,815
1,200 Hexcel Corp. ............................................... 120,072
2,500 Honeywell Aerospace Inc.† ........................ 552,700
2,000 Lockheed Martin Corp. ............................... 1,018,920
1,500 National Presto Industries Inc. ................... 187,485
5,000 Rockwell Automation Inc. .......................... 2,475,400
96,400 Textron Inc. ................................................ 8,842,772
13,475,164
Agriculture  — 0.4%
24,400 Archer-Daniels-Midland Co. ....................... 1,864,160
10,000 The Mosaic Co. .......................................... 211,900
2,076,060
Automotive  — 0.7%
2,000 Daimler Truck Holding AG .......................... 96,435
14,500 PACCAR Inc. .............................................. 1,741,740
40,000 Traton SE ................................................... 1,516,459
3,354,634
Automotive: Parts and Accessories  — 3.4%
6,200 Dana Inc. .................................................... 168,702
128,800 Genuine Parts Co. ...................................... 15,195,824
15,364,526
Broadcasting  — 0.1%
24,700 Sinclair Inc. ................................................ 351,975
4,000 Versant Media Group Inc. .......................... 144,040
496,015
Building and Construction  — 2.3%
15,000 Carrier Global Corp. ................................... 1,100,250
5,000 Everus Construction Group Inc.† ............... 829,750
30,500 Fortune Brands Innovations Inc. ................ 1,674,450
9,800 Herc Holdings Inc. ..................................... 1,404,732
32,000 Johnson Controls International plc ............ 4,675,520
9,000 Knife River Corp.† ...................................... 752,850
10,437,552
Business Services  — 1.9%
5,200 Automatic Data Processing Inc. ................. 1,164,540
9,400 Mastercard Inc., Cl. A ................................. 4,827,840
2,400 MSC Industrial Direct Co. Inc., Cl. A .......... 285,480
29,200 Pentair plc .................................................. 2,238,472
8,516,332
Cable and Satellite  — 0.0%
1,100 EchoStar Corp., Cl. A† ............................... 111,650
Computer Hardware  — 2.5%
13,000 Apple Inc. ................................................... 3,761,680
10,800 Corning Inc. ............................................... 2,758,644
16,800 International Business Machines Corp. ...... 4,724,328
11,244,652
Shares
Market
Value
Computer Software and Services  — 2.5%
74,000 Hewlett Packard Enterprise Co. .................. $ 3,338,140
21,400 Microsoft Corp. .......................................... 7,982,628
11,320,768
Consumer Products  — 1.2%
9,000 Edgewell Personal Care Co. ....................... 241,740
35,000 Energizer Holdings Inc. .............................. 750,400
25,000 Essity AB, Cl. A .......................................... 710,319
28,992 Reckitt Benckiser Group plc ....................... 1,888,596
10,000 The Scotts Miracle-Gro Co. ........................ 681,100
18,222 Unilever plc, ADR ....................................... 1,095,506
5,367,661
Consumer Services  — 0.1%
1,400 Allegion plc ................................................ 196,686
5,000 Rollins Inc. ................................................. 208,700
405,386
Diversified Industrial  — 5.8%
1,500 AMETEK Inc. .............................................. 362,910
46,000 Crane Co. ................................................... 10,261,220
300 Eaton Corp. plc .......................................... 127,836
2,500 Honeywell International Inc. ....................... 559,750
8,200 Ingersoll Rand Inc. ..................................... 672,318
39,500 ITT Inc. ....................................................... 7,811,520
2,700 Jardine Matheson Holdings Ltd. ................ 166,050
1,800 Modine Manufacturing Co.† ....................... 480,636
10,000 Myers Industries Inc. ................................. 353,100
14,500 nVent Electric plc ....................................... 2,459,345
18,000 Svenska Cellulosa AB SCA, Cl. A ................ 184,152
116,000 Toray Industries Inc. .................................. 804,391
3,200 Trane Technologies plc ............................... 1,571,712
19,000 Trinity Industries Inc. ................................. 657,020
26,471,960
Electronics  — 1.7%
32,500 Sony Group Corp. ...................................... 655,617
130,000 Sony Group Corp., ADR ............................. 2,607,800
23,000 TE Connectivity plc ..................................... 4,637,030
7,900,447
Energy and Utilities: Electric  — 0.4%
5,000 Korea Electric Power Corp., ADR ............... 60,500
13,500 Portland General Electric Co. ..................... 699,705
63,000 The AES Corp. ............................................ 923,580
1,683,785
Energy and Utilities: Integrated  — 0.9%
48,000 Energy Transfer LP ..................................... 917,760
21,000 Eni SpA ...................................................... 494,769
400 Iberdrola SA, ADR ...................................... 39,960
55,700 OGE Energy Corp. ...................................... 2,710,362
4,162,851

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Natural Gas  — 3.2%
8,000 Avista Corp. ................................................ $ 327,280
109,000 National Fuel Gas Co. ................................. 8,415,890
11,500 ONE Gas Inc. .............................................. 886,305
53,500 ONEOK Inc. ................................................ 4,651,290
4,000 Southwest Gas Holdings Inc. ..................... 354,720
14,635,485
Energy and Utilities: Oil  — 4.0%
13,500 APA Corp. .................................................. 439,695
67,000 Chevron Corp. ............................................ 11,105,920
3,800 ConocoPhillips ........................................... 395,048
6,600 Devon Energy Corp. ................................... 272,712
8,500 ExxonMobil Holdings Corp. ........................ 1,162,120
15,000 Marathon Petroleum Corp. ......................... 3,835,050
13,000 TotalEnergies SE ........................................ 1,010,880
1,506 Vitesse Energy Inc. .................................... 23,750
18,245,175
Energy and Utilities: Services  — 0.9%
90,000 Halliburton Co. ........................................... 3,055,500
20,000 MDU Resources Group Inc. ....................... 424,200
12,000 SLB Ltd. ..................................................... 557,880
4,037,580
Energy and Utilities: Water  — 0.2%
3,600 Essential Utilities Inc. ................................. 137,916
20,000 Severn Trent plc ......................................... 784,197
922,113
Entertainment  — 1.3%
20,000 Atlanta Braves Holdings Inc., Cl. A† ........... 1,126,200
14,200 Atlanta Braves Holdings Inc., Cl. C† ........... 736,980
100,000 Grupo Televisa SAB, ADR ........................... 271,000
2,500 Madison Square Garden Entertainment
Corp.† .................................................... 202,225
4,400 Madison Square Garden Sports Corp.† ...... 1,768,096
6,000 Manchester United plc, Cl. A† .................... 137,580
9,000 Sphere Entertainment Co.† ........................ 1,557,270
5,799,351
Environmental Services  — 0.3%
7,000 Republic Services Inc. ............................... 1,491,560
Equipment and Supplies  — 5.8%
3,600 A.O. Smith Corp. ........................................ 225,792
112,500 Flowserve Corp. ......................................... 8,343,000
38,700 Graco Inc. .................................................. 2,926,107
50,000 Mueller Industries Inc. ............................... 6,146,500
9,000 Parker-Hannifin Corp. ................................ 8,803,080
26,444,479
Financial Services  — 17.4%
20,000 AllianceBernstein Holding LP ..................... 704,400
6,500 American Express Co. ................................ 2,198,625
Shares
Market
Value
12,500 Ameris Bancorp ......................................... $ 1,128,250
5,195 Banco Santander Chile, ADR ...................... 171,071
8,200 Bank of America Corp. ............................... 467,236
11,000 BNP Paribas SA ......................................... 1,283,757
1,800 EXOR NV .................................................... 137,798
86,600 Interactive Brokers Group Inc., Cl. A .......... 7,537,664
5,700 Jefferies Financial Group Inc. ..................... 284,886
5,000 JPMorgan Chase & Co. .............................. 1,636,650
40,000 Julius Baer Group Ltd. ............................... 3,455,445
50,500 Loews Corp. ............................................... 5,717,105
4,800 M&T Bank Corp. ........................................ 1,142,448
9,000 Marsh & McLennan Companies Inc. .......... 1,500,030
2,300 Morgan Stanley .......................................... 480,792
2,800 Popular Inc. ............................................... 459,704
8,700 S&P Global Inc. .......................................... 3,543,162
30,000 SLM Corp. .................................................. 778,200
30,000 Sony Financial Group Inc. .......................... 26,366
77,500 State Street Corp. ....................................... 13,144,000
6,300 T. Rowe Price Group Inc. ........................... 716,247
148,500 The Bank of New York Mellon Corp. ........... 21,474,585
6,500 The Goldman Sachs Group Inc. ................. 6,573,905
7,000 The PNC Financial Services Group Inc. ...... 1,723,540
2,500 UBS Group AG ........................................... 123,948
51,500 Valley National Bancorp ............................. 754,475
3,000 Value Line Inc. ........................................... 121,440
30,200 Wells Fargo & Co. ...................................... 2,495,728
79,781,457
Food and Beverage  — 12.6%
1,000 Anheuser-Busch InBev SA/NV .................... 83,021
177,000 Brown-Forman Corp., Cl. A ........................ 4,842,720
18,700 Coca-Cola Europacific Partners plc ............ 1,871,309
9,700 Coca-Cola Femsa SAB de CV, ADR ............. 1,030,625
1,000 Constellation Brands Inc., Cl. A .................. 139,090
25,000 Danone SA ................................................. 2,049,253
40,000 Davide Campari-Milano NV ........................ 248,996
48,500 Diageo plc, ADR ......................................... 3,898,430
73,200 Fomento Economico Mexicano SAB de CV,
ADR ........................................................ 9,362,280
1,400,000 Grupo Bimbo SAB de CV, Cl. A ................... 4,571,265
88,500 Heineken NV .............................................. 7,442,439
132,000 ITO EN Ltd. ................................................ 2,388,007
4,000 McCormick & Co. Inc. ................................ 202,000
30,500 McCormick & Co. Inc., Non-Voting ............ 1,537,810
18,000 Mondelēz International Inc., Cl. A .............. 1,041,120
3,000 National Beverage Corp.† ........................... 93,600
30,500 Nestlé SA ................................................... 3,136,064
158,000 Nissin Foods Holdings Co. Ltd. .................. 2,711,154
21,500 PepsiCo Inc. ............................................... 2,911,100
23,300 Pernod Ricard SA ....................................... 1,700,118
31,200 Remy Cointreau SA .................................... 1,535,764
150,000 Sapporo Breweries Ltd. .............................. 1,872,751

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
600 The Boston Beer Co. Inc., Cl. A† ................ $ 106,218
25,000 The Campbell's Company .......................... 556,750
7,000 The Coca-Cola Co. ...................................... 568,890
1,000 The Hershey Co. ......................................... 175,450
24,000 The Kraft Heinz Co. .................................... 566,880
64,000 Yakult Honsha Co. Ltd. ............................... 1,080,870
57,723,974
Health Care  — 6.2%
4,200 Abbott Laboratories ................................... 381,108
3,000 AbbVie Inc. ................................................. 754,920
3,000 Alcon AG .................................................... 201,300
75,000 Baxter International Inc. ............................. 1,599,000
4,400 Bio-Rad Laboratories Inc., Cl. A† ............... 1,291,884
85,500 Bristol-Myers Squibb Co. ........................... 4,926,510
46,000 CVS Health Corp. ....................................... 4,758,700
12,200 Danaher Corp. ............................................ 2,323,856
69,000 Demant A/S† .............................................. 2,828,919
5,960 GSK plc, ADR ............................................. 312,423
4,000 Haleon plc, ADR ......................................... 37,320
27,000 Henry Schein Inc.† ..................................... 2,255,040
16,000 Merck & Co. Inc. ........................................ 2,056,000
10,000 Novartis AG, ADR ....................................... 1,567,200
24,000 Perrigo Co. plc ........................................... 249,360
21,500 Pfizer Inc. ................................................... 517,720
41,700 Roche Holding AG, ADR ............................. 2,141,295
2,500 Zimmer Biomet Holdings Inc. .................... 215,225
28,417,780
Hotels and Gaming  — 0.2%
11,500 MGM Resorts International† ...................... 549,815
31,250 Ollamani SAB† ........................................... 147,427
3,000 Wynn Resorts Ltd. ..................................... 291,270
988,512
Machinery  — 4.7%
5,500 Caterpillar Inc. ............................................ 5,856,950
49,000 CNH Industrial NV ...................................... 550,270
23,000 Deere & Co. ................................................ 14,589,590
5,500 Xylem Inc. .................................................. 650,155
21,646,965
Metals and Mining  — 3.5%
73,000 Freeport-McMoRan Inc. ............................. 4,590,970
125,000 Newmont Corp. .......................................... 11,675,000
16,265,970
Real Estate  — 0.3%
58,000 Weyerhaeuser Co., REIT ............................ 1,388,520
Retail  — 3.6%
11,500 Cie Financiere Richemont SA, Cl. A ............ 2,655,105
71,200 Copart Inc.† ............................................... 2,007,128
5,000 Costco Wholesale Corp. ............................. 4,677,350
Shares
Market
Value
43,000 Ingles Markets Inc., Cl. A ........................... $ 3,808,940
183,000 Seven & i Holdings Co. Ltd. ....................... 2,202,596
2,500 The Home Depot Inc. ................................. 881,700
2,700 Walmart Inc. .............................................. 305,802
16,538,621
Semiconductors  — 0.5%
8,500 Texas Instruments Inc. ............................... 2,533,595
Specialty Chemicals  — 1.2%
1,200 Albemarle Corp. ......................................... 162,036
2,500 Ashland Inc. ............................................... 164,725
15,000 FMC Corp. .................................................. 172,500
33,500 H.B. Fuller Co. ............................................ 1,952,715
18,000 Minerals Technologies Inc. ......................... 1,331,460
1,800 NewMarket Corp. ....................................... 1,424,232
600 Quaker Chemical Corp. .............................. 95,322
5,302,990
Telecommunications  — 2.9%
95,000 BCE Inc. ..................................................... 2,043,450
55,000 BT Group plc, Cl. A ..................................... 138,687
181,000 Deutsche Telekom AG, ADR ....................... 4,937,680
72,000 Liberty Global Ltd., Cl. A† .......................... 818,640
14,000 Orange SA, ADR ......................................... 263,480
10,000 Rogers Communications Inc., Cl. B ........... 325,000
70,000 Telefonica SA, ADR .................................... 277,200
20,000 Telesat Corp.† ............................................ 1,012,400
94,000 TELUS Corp. .............................................. 993,580
54,000 Verizon Communications Inc. .................... 2,286,360
13,096,477
Transportation  — 2.6%
68,500 GATX Corp. ................................................ 12,137,515
Wireless Telecommunications  — 1.1%
4,000 Array Digital Infrastructure Inc. .................. 145,040
125,500 Telephone and Data Systems Inc. .............. 4,644,755
20,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 117,600
4,907,395
TOTAL COMMON STOCKS .................. 454,694,957
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.7%
$ 3,385,000 U.S. Treasury Bills,
3.651% to 3.717%††,
09/10/26 to 09/24/26 ............................. 3,359,576
TOTAL INVESTMENTS — 100.0%
(Cost $127,295,296) .............................. $ 458,054,533
† Non-income producing security.
†† Represents annualized yields at dates of purchase.

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)
ADR American Depositary Receipt
REIT Real Estate Investment Trust